EARNINGS PER SHARE	12 Months Ended
Dec. 31, 2024
Profit or loss [abstract]
EARNINGS PER SHARE	EARNINGS PER SHARE
Basic and diluted earnings per share:
The earnings and the weighted average number of ordinary shares used in the calculation of basic and diluted earnings per share are as follows:

	2024	2023	2022
Profit attributable to the owners of the parent company used in the calculation of basic and diluted earnings per share	153,809,532	22,440,931	13,146,795
Weighted average number of ordinary shares for the purposes of basic and diluted earnings per share (in thousands of shares)	583,481	583,536	585,317
Basic and diluted earnings per share (in pesos)	263.6068	38.4568	22.4610